EARNINGS (LOSS) PER SHARE	3 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

NOTE 7: EARNINGS (LOSS) PER SHARE

Pursuant to ASC 260, Earnings Per Share, basic earnings (loss) per common share is computed by dividing net income (loss) by the weighted average number of shares of common stock outstanding for the periods presented.

Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of shares of common stock, common stock equivalents and potentially dilutive securities outstanding during the period. Potentially dilutive common shares may consist of common stock issuable for stock options and warrants (using the treasury stock method), convertible notes and common stock issuable. These common stock equivalents may be dilutive in the future. In the event of a net loss, diluted loss per share is the same as basic loss per share since the effect of the potential common stock equivalents upon conversion would be anti-dilutive.

The following potentially dilutive equity securities outstanding as of March 31, 2023, and December 31, 2022, are as follows:

	March 31, 2023	December 31, 2022
Convertible notes payable and accrued interest	–	58,891
Stock options	1,139,347	1,162,721
Warrants	20,241,203	4,682,551
Total common stock equivalents	21,380,550	5,904,163